                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-09721
                                   ---------


                               Fixed Income SHares
               (Exact name of registrant as specified in charter)


             1345 Avenue of the Americas, New York, New York 10105
             -----------------------------------------------------
             (Address of principal executive offices)    (Zip code)


  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: October 31
                         ----------


Date of reporting period: October 31
                          ----------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders                                     Annual Report

                                                                 1 0 . 3 1 . 0 3




FIXED INCOME SHARES




CONTENTS

Letter to Shareholders ....................................................1

Performance Summary .......................................................2-3

Schedules of Investments ..................................................4-16

Statements of Assets and Liabilities ......................................17

Statements of Operations ..................................................18

Statements of Changes in Net Assets .......................................19-20

Financial Highlights ......................................................21

Notes to Financial Statements .............................................22-28

Report of Independent Auditors ............................................29

Tax Information/Board of Trustees .........................................30

Privacy Policy ............................................................31













                                                                       P I M C O
                                                                 A D V I S O R S

                   FIXED INCOME SHARES LETTER TO SHAREHOLDERS









                                                               December 15, 2003



Dear Shareholder:

We are pleased to provide you with the annual report of Fixed Income SHares (the "Trust") for the year ended October 31, 2003. The two series of the Trust, Series C and Series M are used in conjunction with other assets to create the PIMCO Total Return Investment Strategy for managed accounts.

We thank you for investing with us and we remain dedicated to serving your investment needs.

Sincerely,

Stephen Treadway                        Brian S. Shlissel
Chairman                                President, Chief Executive Officer





















                                 10.31.03 | Fixed Income SHares Annual Report  1

FIXED INCOME SHARES PERFORMANCE SUMMARY -- SERIES C



      AVERAGE ANNUAL TOTAL RETURN

    1 Year         3 Year        Since Inception**
    ------         ------        -----------------
    18.16%         13.08%        12.44%

                   Series C       Lehman Intermediate US Credit Index*
                   --------       ------------------------------------
3/17/00            10,000         10,000
4/30/00             9,979          9,979
7/31/00            10,320         10,276
10/31/00           10,578         10,518
1/31/01            11,410         11,081
4/30/01            11,649         11,261
7/31/01            12,116         11,664
10/31/01           12,810         12,082
1/31/02            12,895         11,987
4/30/02            13,029         12,057
7/31/02            12,425         12,309
10/31/02           12,946         12,681
1/31/03            14,045         13,155
4/30/03            14,932         13,600
7/31/03            14,483         13,526
10/31/03           15,295         13,847



* The Lehman Intermediate U.S. Credit Index is an unmanaged index that is not available for direct investment. Its performance is inclusive of reinvested dividends.

**   March 17, 2000

Assumes reinvestment of all dividends and distributions.

Past performance is not predictive of future performance.




2 Fixed Income SHare Annual Report  |  10.31.03

FIXED INCOME SHARES PERFORMANCE SUMMARY -- SERIES M



      AVERAGE ANNUAL TOTAL RETURN

    1 Year     3 Year        Since Inception**
    ------     ------        -----------------
    6.67%      12.14%        12.64%

               Series M      Lehman Fixed Rate Mortgage Backed Securities Index*
               --------      ---------------------------------------------------

3/17/00        10,000        10,000
4/30/00        10,075        10,029
7/31/00        10,433        10,314
10/31/00       10,916        10,655
1/31/01        11,682        11,160
4/30/01        11,763        11,305
7/31/01        12,233        11,607
10/31/01       13,043        12,049
1/31/02        12,964        12,003
4/30/02        13,332        12,238
7/31/02        13,946        12,571
10/31/02       14,432        12,808
1/31/03        14,473        12,965
4/30/03        15,205        13,107
7/31/03        14,752        13,321
10/31/03       15,393        13,597


* The Lehman Fixed Rate Mortgage Backed Securities Index is an unmanaged index that is not available for direct investment. Its performance is inclusive of reinvested dividends.

**   March 17, 2000

Assumes reinvestment of all dividends and distributions.

Past performance is not predictive of future performance.



















                                Fixed Income SHare Annual Report  |  10.31.03  3

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

 Principal
    Amount
     (000)                                                                            Value*
==============================================================================================
 CORPORATE BONDS & NOTES -- 61.8%
             AIRLINES -- 1.4%
             Continental Airlines, Inc., pass thru certificates,
  $  500       6.32%, 11/1/08, Ser. 98-3 (a)                                    $    496,503
     900       7.92%, 5/1/10, Ser. 00-1 (a)                                          920,767
      22       11.50%, 4/2/08, Ser. 96-2D (b)                                         14,509
             Delta Air Lines, Inc., pass thru certificates,
   1,000       7.11%, 3/18/13, Ser. 01-1 (a)                                       1,019,461
   1,250       7.57%, 5/18/12, Ser. 00-1 (a)                                       1,287,372
             United Air Lines, Inc., pass thru certificates,
   1,571       7.19%, 4/1/11, Ser. 00-2 (a)                                        1,347,485
     400       7.73%, 7/1/10, Ser. 00-1 (a)                                          322,411
     100      10.125%, 3/22/15, Ser. 91-B2 (b)                                        27,886
                                                                                ------------
                                                                                   5,436,394
                                                                                ------------
             AUTOMOTIVE -- 2.7%
   2,600     DaimlerChrysler NA Holdings 7.30%-8.50%, 1/15/12-1/18/31 (a)          2,915,751
     100     Federal-Mogul Corp., 7.375%, 1/15/06 (b) (c) (d)                         18,477
   5,555     Ford Motor Co., 7.45%, 7/16/31 (a)                                    5,003,683
   2,000     General Motor Corp. 8.25%, 7/15/23 (a)                                2,109,100
                                                                                ------------
                                                                                  10,047,011
                                                                                ------------
             BANKING -- 1.8%
     100     Banque Centrale de Tunisie, 7.375%, 4/25/12 (a)                         110,500
   2,000     HBOS plc, 5.375%, 11/1/13, VRN (a) (e)
               (acquired 10/22/03; cost--$1,1998,160)                              1,992,595
   1,300     HSBC Capital Funding LP,
               4.61%, 6/30/13, VRN, (a) (e)
               (acquired 6/24/03; cost--$1,300,000)                                1,210,219
   1,000       10.18%, 6/27/30, VRN, (a) (e)
               (acquired 5/30/02; cost--$1,280,882)                                1,456,605
     500     KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN, (a) (e)
               (acquired 3/18/02; cost--$568,096)                                    628,281
   1,000     Royal Bank of Scotland Group plc, 9.118%, 3/31/10, Ser. 1 (a)         1,246,723
                                                                                ------------
                                                                                   6,644,923
                                                                                ------------
             CHEMICALS -- 1.2%
   2,000     Dow Chemical Co., 6.00%, 10/1/12 (a)                                  2,080,254
             Lyondell Chemical Co.,
   1,300       9.625%, 5/1/07, Ser. A (a)                                          1,326,000
     500       11.125%, 7/15/12 (a)                                                  527,500
     700     Millennium America, Inc., 9.25%, 6/15/08 (a)                            743,750
                                                                                ------------
                                                                                   4,677,504
                                                                                ------------
             CONTAINERS -- 0.3%
   1,100     Ball Corp., 6.875%, 12/15/12 (a)                                      1,152,250
                                                                                ------------
             DIVERSIFIED MANUFACTURING -- 2.7%
   2,600     Bombardier, Inc., 6.75%, 5/1/12 (a) (e)
               (acquired 3/18/03; cost--$2,693,843)                                2,775,500
   5,000     General Electric Co., 5.00%, 2/1/13 (a)                               5,040,920

4 Fixed Income SHares Annual Report  |  10.31.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------



 Principal
    Amount
     (000)                                                                               Value*
===============================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
             DIVERSIFIED MANUFACTURING (CONCLUDED)
  $  475     Hutchison Whampoa International Ltd., 6.50%, 2/13/13 (a) (e)
               (acquired 3/31/03; cost--$478,998)                                   $    495,765
   1,600     Tyco International Group SA, 6.375%, 10/15/11 (a)                         1,672,000
                                                                                    ------------
                                                                                       9,984,185
                                                                                    ------------
             FINANCIAL SERVICES -- 3.1%
   1,100     Citigroup, Inc., 5.625%, 8/27/12 (a)                                      1,162,563
      45     FINOVA Group, Inc., 7.50%, 11/15/09 (a)                                      22,725
   3,300     Goldman Sachs Group, Inc., 4.125%-6.125%, 1/15/08-2/15/33 (a)             3,302,068
   3,800     J.P. Morgan Chase & Co., 5.75%-6.75%, 2/1/11-1/2/13 (a)                   4,217,642
   2,800     Morgan Stanley Dean Witter & Co., 5.30%- 6.60%, 4/1/12-3/1/13 (a)         3,093,261
                                                                                    ------------
                                                                                      11,798,259
                                                                                    ------------
             FINANCING -- 7.1%
   2,000     CIT Group, Inc., 7.75%, 4/2/12 (a)                                        2,337,828
   5,340     Ford Motor Credit Co., 7.25%, 10/25/11 (a)                                5,431,896
     400     General Electric Capital Corp., 6.75%, 3/15/32 (a)                          445,024
   6,135     General Motors Acceptance Corp.,
               6.875%-8.00%, 2/1/12-11/1/31, Ser. A (a)                                6,331,157
   4,000     Household Finance Corp., 6.375%-7.00%, 5/15/12-11/27/12 (a)               4,410,194
   2,300     MBNA America Bank, NA, 7.125%, 11/15/12 (a)                               2,611,374
     800     Pemex Project Funding Master Trust, 8.00%, 11/15/11 (a)                     888,000
     100     PP&L Capital Funding, Inc., 7.75%, 4/15/05, Ser. C (a)                      107,944
   1,800     Principal Life Global, Inc., 5.25%, 1/15/13 (a) (e)
               (acquired 2/10/03; cost--$1,808,507)                                    1,817,507
   1,900     UFJ Finance Aruba AEC, 6.75%, 7/15/13 (a)                                 1,992,743
                                                                                    ------------
                                                                                      26,373,667
                                                                                    ------------
             FOOD -- 2.2%
   1,600     Albertson's, Inc., 7.50%, 2/15/11 (a)                                     1,828,394
   1,000     Kraft Foods, Inc., 6.25%, 6/1/12 (a)                                      1,079,368
   2,800     Kroger Co., 5.50%-6.20%, 6/15/12-2/1/13 (a)                               2,867,047
   2,300     Safeway, Inc., 5.80%, 8/15/12 (a)                                         2,387,713
                                                                                    ------------
                                                                                       8,162,522
                                                                                    ------------
             HEALTHCARE & HOSPITALS -- 1.8%
     700     Beverly Enterprises, Inc., 9.00%, 2/15/06 (a)                               717,500
     570     Columbia-HCA The Healthcare Corp., 7.25%, 5/20/08 (a)                       617,309
   2,500     HCA Inc., 6.25%-6.95%, 5/1/12-2/15/13 (a)                                 2,546,396
             HEALTHSOUTH Corp.,
     500       3.25%, 4/1/49                                                             430,000
   1,025       7.625%-8.375%, 10/1/11-6/1/12,                                            905,875
   1,700     Tenet Healthcare Corp., 6.50%, 6/1/12 (a)                                 1,585,250
                                                                                    ------------
                                                                                       6,802,330
                                                                                    ------------
             HOTELS/GAMING -- 3.8%
   2,340     Harrah's Operating Co., Inc., 8.00%, 2/1/11(a)                            2,727,268
   1,800     Hilton Hotels Corp., 7.625%, 5/15/08-12/1/12 (a)                          1,996,250
     600     Jupiters Ltd., 8.50%, 3/1/06                                                658,500

                                10.31.03  |  Fixed Income SHares Annual Report 5

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

 Principal
    Amount
     (000)                                                                            Value*
==============================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
             HOTELS/GAMING (CONCLUDED)
             Mandalay Resort Group,
  $  600       6.50%, 7/31/09 (a) (e)
               (acquired 7/22/03; cost--$600,000)                               $    621,750
   1,100       9.375%, 2/15/10 (a)                                                 1,273,250
   2,100     MGM Grand, Inc., 6.95%, 2/1/05 (a)                                    2,202,375
     100     MGM Mirage, Inc., 8.50%, 9/15/10 (a)                                    113,875
     400     Mirage Resorts, Inc., 6.625%, 2/1/05 (a)                                419,500
     450     Park Place Entertainment Corp., 7.50%, 9/1/09 (a)                       492,750
   2,500     Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12 (a)         2,775,000
     700     Station Casinos, Inc., 8.375%, 2/15/08 (a)                              764,750
                                                                                ------------
                                                                                  14,045,268
                                                                                ------------
             INSURANCE -- 0.3%
   1,200     Travelers Property Casualty Corp., 5.00%, 3/15/13 (a)                 1,198,594
                                                                                ------------
             LEISURE -- 0.4%
   1,400     Royal Caribbean Cruises Ltd., 8.00%, 5/15/10 (a)                      1,512,000
                                                                                ------------
             MEDICAL PRODUCTS -- 0.2%
     800     Fresenius Medical Capital Trust., 7.875%, 6/15/11 (a)                   848,000
                                                                                ------------
             MULTI-MEDIA -- 6.3%
   4,760     AOL Time Warner, Inc., 7.625%-7.70%, 4/15/31-5/1/32 (a)               5,388,355
   3,000     AT&T Broadband Corp., 8.375%, 3/15/13 (a)                             3,633,750
   1,530     British Sky Broadcasting Group plc, 8.20%, 7/15/09 (a)                1,785,020
   1,000     Comcast Cable Communications, Inc., 8.875%, 5/1/17 (a)                1,268,563
   1,000     Continental Cablevision, Inc., 8.30%, 5/15/06 (a)                     1,120,604
   2,200     Cox Communications, Inc., 4.625%-6.75%, 3/15/11-6/1/13 (a)            2,293,081
   1,765     CSC Holdings, Inc., 7.625%-8.125%, 7/15/09-4/1/11, Ser. B (a)         1,815,125
     300     Mediacom Broadbrand, LLC, 11.00%, 7/15/13 (a)                           315,000
   2,100     News America Inc., 6.55%, 3/15/33 (a)                                 2,152,175
   2,000     Roger Cable, Inc., 6.25%, 6/15/13 (a)                                 2,010,000
     200     Time Warner Inc., 6.625%, 5/15/29 (a)                                   200,730
     800     Turner Broadcasting System, Inc., 8.40%, 2/1/24 (a)                     841,375
     600     Viacom, Inc., 5.625%-6.625%, 5/15/11-8/15/12 (a)                        660,357
                                                                                ------------
                                                                                  23,484,135
                                                                                ------------
             OIL & GAS -- 7.7%
   3,900     Amerada Hess Corp., 7.30%-7.875%, 10/1/29-8/15/31 (a)                 4,018,641
   2,100     Anardarko Petroleum Corp., 7.20%, 3/15/29 (a)                         2,356,292
     500     Barrett Resources Corp., 7.55%, 2/1/07 (a)                              536,250
   2,400     Centerpoint Energy Resources Corp., 7.875%, 4/1/13 (a) (e)
               (acquired 3/18/03-9/18/03; cost--$2,530,944)                        2,731,716
     650     Coastal Corp., 7.75%, 6/15/10 (a)                                       550,875
     200     Devon Financing Corp., 6.875%, 9/30/11 (a)                              226,044
   2,200     Duke Capital Corp., 6.25%, 2/15/13 (a)                                2,279,644
   1,750     El Paso Natural Gas Co., 8.375%, 6/15/32 (a)                          1,636,250
   1,722     Kern River Funding Corp., 4.893%, 4/30/18 (a) (e)
             (acquired 4/28/03; cost--$1,721,500)                                  1,705,938

6 Fixed Income SHares Annual Report  |  10.31.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

 Principal
    Amount
     (000)                                                                                       Value*
=======================================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
             OIL & GAS (CONCLUDED)
  $  500     Kinder Morgan, Inc., 6.50%, 9/1/12 (a)                                       $    551,618
   2,500     Panhandle Eastern Pipe Line Co., 6.05%, 8/15/13 (a) (e)
               (acquired 8/13/03; cost--$2,486,187)                                          2,597,898
   2,300     Pemex Project Funding Master Trust, 7.375%, 12/15/14 (a)                        2,426,500
   1,750     Pioneer Natural Resources Co., 7.50%, 4/15/12 (a)                               1,966,090
      25     Sonat, Inc., 7.625%, 7/15/11 (a)                                                   21,188
     600     Southern Natural Gas Co., 7.35%-8.00%, 2/15/31-3/1/32 (a)                         590,000
     250     Transocean, Inc., 7.50%, 4/15/31 (a)                                              286,221
     700     Valero Logistics Operations LP., 6.05%, 3/15/13 (a)                               718,801
     800     Vintage Petroleum, Inc., 8.25%, 5/1/12 (a)                                        880,000
   2,700     XTO Energy, Inc., 6.25%, 4/15/13 (a)                                            2,831,625
                                                                                          ------------
                                                                                            28,911,591
                                                                                          ------------
             PAPER & RELATED PRODUCTS -- 2.9%
   2,235     Abitibi-Consolidated, Inc., 8.30%-8.55%, 8/1/05-8/1/10 (a)                      2,426,272
   1,000     Boise Cascade Corp., 7.00%, 11/1/13 (a)                                         1,001,480
   1,650     Bowater Canada Finance Corp., 7.95%, 11/15/11 (a)                               1,677,152
   1,050     Georgia-Pacific Corp., 8.125%-9.125%, 5/15/11-3/1/23 (a)                        1,099,250
     700     International Paper Co., 6.75%, 9/1/11 (a)                                        774,323
   2,000     Norske Skogindustrier ASA, 6.125%, 10/15/15 (a) (e)
               (acquired 9/29/03; cost--$1,991,560)                                          2,012,368
   1,650     Weyerhaeuser Co., 6.75%, 3/15/12 (a)                                            1,789,057
                                                                                          ------------
                                                                                            10,779,902
                                                                                          ------------
             REAL ESTATE -- 0.4%
   1,500     EOP Operating LP., 5.875%, 1/15/13 (a)                                          1,563,258
                                                                                          ------------
             TELECOMMUNICATIONS -- 7.0%
   4,250     AT&T Corp., 8.50%, 11/15/31 (a)                                                 4,835,692
   2,360     AT&T Wireless Services, Inc., 7.50%-8.75%, 5/1/07-3/1/31 (a)                    2,782,317
     100     British Telecom plc, 8.375%, 12/15/10 (a)                                         120,967
   1,300     Citizen Communications Co., 9.25%, 5/15/11 (a)                                  1,625,325
   2,500     Deutsche Telekom International Finance, 8.75%-9.25%, 6/15/30-6/1/32 (a)         3,251,219
   2,200     France Telecom SA, 9.00%-9.75%, 3/1/11-3/1/31 (a)                               2,890,380
     800     PanAmSat Corp., 8.50%, 2/1/12 (a)                                                 866,000
     740     Qwest Capital Funding, Inc., 7.25%, 2/15/11 (a)                                   691,900
   4,810     Sprint Capital Corp., 6.875%-8.75%, 3/15/12-3/15/32 (a)                         4,915,130
   1,000     Telus Corp., 8.00%, 6/1/11 (a)                                                  1,151,671
   1,000     US West Communications, Inc., 6.875%, 9/15/33 (a)                                 897,500
     400     Verizon Global Funding Inc., 4.375%, 6/1/13 (a)                                   373,886
   1,400     Verizon New England, Inc., 6.50%, 9/15/11 (a)                                   1,537,784
     100     Vodafone Group plc, 7.75%, 2/15/10 (a)                                            118,451
                                                                                          ------------
                                                                                            26,058,222
                                                                                          ------------
             UTILITIES -- 7.7%
     100     Appalachian Power Co., 5.95%, 5/15/33, Ser. H (a)                                  93,492
   1,000     Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D (a)                           1,109,003
     500     Cleveland Electric Illuminating Co., 6.86%, 10/1/08 (a)                           562,433

                                10.31.03  |  Fixed Income SHares Annual Report 7

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

 Principal
    Amount
     (000)                                                                        Value*
========================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
             UTILITIES (CONCLUDED)
  $  400     Columbus Southern Power Co., 5.50%, 3/1/13 (a)                $    409,486
   1,300     Constellation Energy Group, Inc., 7.00%, 4/1/12 (a)              1,476,098
             Dayton Power & Light Co.,
   1,300       5.125%, 10/1/13 (a) (e)
               (acquired 9/24/03; cost--$1,295,004)                           1,306,952
   1,200       6.875%, 9/1/11 (a)                                             1,255,060
     700     Dominion Resources, Inc., 5.70%, 9/17/12 (a)                       733,629
     600     Duke Energy Corp., 5.625%, 11/30/12 (a)                            617,310
     210     Edison Mission Energy, 7.73%, 6/15/09 (a)                          180,600
   1,500     Entergy Gulf States, Inc. 3.60%, 6/1/08 (a) (e)
               (acquired 5/28/03; cost--$1,500,000)                           1,437,465
     900     Entergy Mississippi, Inc., 4.35%, 4/1/08 (a)                       906,642
     500     FirstEnergy Corp., 7.375%, 11/15/31, Ser. C (a)                    536,103
     291     Grand Gulf Funding Corp., 7.43%, 1/15/11 (a)                       298,480
     200     Idaho Power Corp., 6.60%, 3/2/11 (a)                               222,325
     900     IPALCO Enterprises, Inc.,
               8.375%-8.625%, 11/14/08-11/14/11 (a)                             985,500
   1,600     MidAmerican Energy Holdings Co.,
               5.875%, 10/1/12 (a)                                            1,658,347
             Midwest Generation LLC, pass thru certificates,
     650       8.30%, 7/2/09, Ser. A (a)                                        640,250
     700       8.56%, 1/2/16, Ser. B (a)                                        689,500
     200     Niagara Mohawk Power Corp., 7.75%, 5/15/06 (a)                     225,136
   1,000     Ohio Edison Co., 5.45%, 5/1/15 (a) (e)
               (acquired 4/15/03; cost--$999,555)                               986,177
   2,500     Ohio Power Co., 6.375%, 7/15/33, Series I (a)                    2,467,843
             Oncor Electric Delivery Co.,
      95       6.375%, 5/1/12 (a)                                               104,255
     300       6.375%, 1/15/15                                                  323,912
   2,600     Pepco Holdings, Inc., 6.45%, 8/15/12 (a)                         2,822,487
     458     PNPP II Funding Corp., 8.51%, 11/30/06 (a)                         488,854
   1,550     Progress Energy, Inc., 6.05%-7.00%, 4/15/07-10/30/31 (a)         1,711,032
     300     PSE&G Energy Holdings, LLC, 8.50%, 6/15/11 (a)                     307,500
   2,400     PSE&G Power LLC, 6.95%-7.75%, 4/15/11-6/1/12 (a)                 2,717,140
   1,000     Southern California Edison Co., 8.00%, 2/15/07 (a)               1,123,278
     100     TXU Energy Co., 7.00%, 3/15/13 (a)                                 109,922
     106     Waterford 3 Funding Corp., 8.09%, 1/2/17 (a)                       121,543
                                                                           ------------
                                                                             28,627,754
                                                                           ------------
             WASTE DISPOSAL -- 0.8%
   2,650     Waste Management, Inc.,
               6.375%-7.375%, 8/1/10-11/15/12 (a)                             2,962,613
                                                                           ------------
             Total Corporate Bonds & Notes (cost--$220,834,995)             231,070,382
                                                                           ------------


8 Fixed Income SHares Annual Report  |  10.31.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

Principal
   Amount
    (000)                                                                           Value*
==========================================================================================
 U.S. GOVERNMENT AGENCY SECURITIES -- 15.5%
         FANNIE MAE -- 7.4%
$ 4,100    zero coupon, 6/1/17 (a)                                          $  1,884,311
    134    3.20%-6.50%, 11/1/03, CMO, FRN (a)                                    135,640
    500    4.00%-7.50%, 2/25/09-7/1/32, CMO (a)                                  533,350
 25,000    5.50%, 11/1/33, CMO (f)                                            25,234,375
                                                                            ------------
                                                                              27,787,676
                                                                            ------------
         FREDDIE MAC -- 0.2%
    455    5.625%, 7/15/28, CMO (a)                                              459,195
    167    3.50%-4.03%, 11/1/03, CMO, FRN (a)                                    170,354
                                                                            ------------
                                                                                 629,549
                                                                            ------------
         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.9%
     72    4.375%, 5/1/04, CMO FRN (a)                                            72,765
 29,000    5.50%-6.00%, 11/30/32, CMO (f)                                     29,373,448
    304    7.50%, 1/15/31-8/15/31, CMO (a)                                       324,670
                                                                            ------------
                                                                              29,770,883
                                                                            ------------
         Total U.S. Government Agency Securities (cost--$57,933,896)          58,188,108
                                                                            ------------
 U.S. TREASURY BONDS & NOTES (A) -- 7.9%
 22,348    3.375%-3.875%, 1/15/07-4/15/29 (g)                                 28,288,433
  1,000    8.125%, 8/15/19                                                     1,342,266
                                                                            ------------
         Total U.S. Treasury Bonds & Notes (cost--$30,539,413)                29,630,699
                                                                            ------------
 SOVEREIGN DEBT OBLIGATIONS (A) -- 6.1%
         BRAZIL -- 0.5%
  1,789  Republic of Brazil, 8.00%-11.50%, 3/12/08-4/15/24                     1,797,832
                                                                            ------------
         CHILE -- 0.6%
  2,030  Republic of Chile, 7.125%, 1/11/12                                    2,311,662
                                                                            ------------
         CROATIA -- 0.4%
  1,438  Republic of Croatia, 2.00%, 1/30/04, FRN                              1,437,948
                                                                            ------------
         MEXICO -- 1.7%
  6,050  United Mexican States, 6.375%-8.30%, 1/16/13-8/15/31                  6,478,675
                                                                            ------------
         PANAMA -- 0.7%
         Republic of Panama,
    286    1.94%, 1/20/04 FRN                                                    246,983
  2,000    8.25%-9.625%, 4/22/08-7/23/12                                       2,290,694
                                                                            ------------
                                                                               2,537,677
                                                                            ------------
         PERU -- 1.6%
  5,300  Republic of Peru, 9.125%, 2/21/12                                     5,949,250
                                                                            ------------
         RUSSIA -- 0.4%
  1,700  Republic of Russia, 5.00%, 3/31/07, FRN                               1,583,550
                                                                            ------------
         SOUTH AFRICA -- 0.2%
    465  Republic of South Africa, 9.125%, 5/19/09                               558,698
                                                                            ------------
         Total Sovereign Debt Obligations (cost--$20,219,080)                 22,655,292
                                                                            ------------

                                10.31.03  |  Fixed Income SHares Annual Report 9

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

Principal
   Amount
    (000)                                                                                 Value*
=================================================================================================
 MORTGAGE-BACKED SECURITIES -- 1.8%
$  216    Bank of America Mortgage Securities, 5.77%, 11/1/03, FRN (a)            $      219,954
 3,000    Chase Commercial Mortgage Securities Corp.,6.28%, 11/1/03, FRN (a) (e)
            (acquired 8/26/03; cost--$3,215,924)                                       3,260,661
          CS First Boston Mortgage Securities Corp.
 1,554      2.36%, 11/25/03, FRN (b) (e) (h)
            (acquired 9/24/02; cost--$1,553,700)
    50      8.50%, 8/25/31 (a)                                                         1,550,897
38,462    Hilton Hotel Pool Trust, 0.63%, 11/1/03, FRN, IO (e)                            51,184
            (acquired 2/12/02; cost--$1,327,346)                                       1,516,267
                                                                                  --------------
          Total Mortgage-Backed Securities (cost--$6,368,094)                          6,598,963
                                                                                  --------------
ASSET-BACKED SECURITIES -- 0.6%
          Keystone Owner Trust,
 2,349      8.35%, 12/25/24 (b) (e) (h)                                                2,302,762
            (acquired 5/21/02-9/24/03; cost--$2,396,642)
    37      8.50%, 1/25/29 (b) (e)
            (acquired 11/21/00; cost--$22,561)                                            33,798
                                                                                  --------------
          Total Asset-Backed Securities (cost--$2,419,203)                             2,336,560
                                                                                  --------------
 CONVERTIBLE PREFERRED STOCK (A) -- 0.6%
    80    General Motors Corp.,
            6.25%, 7/15/33, Ser. C (cost--$2,000,000)                                  2,219,200
                                                                                  --------------
 RIGHTS (D) -- 0.0%
   250    United Mexican States, Ser. B, expires 6/1/04                                    2,625
   250    United Mexican States, Ser. C, expires 6/1/05                                      938
   250    United Mexican States, Ser. D, expires 6/30/06                                     312
   250    United Mexican States, Ser. E, expires 6/1/07                                      188
                                                                                  --------------
          Total Rights (cost--$0)                                                          4,063
                                                                                  --------------
SHORT-TERM INVESTMENTS -- 18.7%
 COMMERCIAL PAPER (A) -- 8.5%
          BANKING -- 2.8%
 1,700    Rabobank USA Financial Corp.,1.08%, 2/24/04                                  1,693,948
 6,600    Royal Bank of Scotland plc,1.08%-1.09%, 1/20/04-1/26/04                      6,583,802
 2,200    Westpac Trust Securities Ltd.,1.09%, 12/19/03-1/28/04                        2,194,577
                                                                                  --------------
                                                                                      10,472,327
                                                                                  --------------
          FINANCING -- 5.7%
 1,900    Barclay US Funding Corp., 1.04%, 11/19/03                                    1,899,012
 1,700    BP Amoco Capital plc, 1.08%, 3/2/04                                          1,693,557
 4,800    General Electric Capital Corp., 1.12%, 2/17/04                               4,784,016
 1,400    HBOS Treasury Services plc, 1.09%-1.07%, 12/9/03-12/23/03                    1,398,079
 4,100    Shell Finance (UK) plc 1.06%, 1/15/04                                        4,090,693
 7,500    UBS Finance, Inc. 1.06%-1.09%, 1/21/04-2/17/04                               7,476,330
                                                                                  --------------
                                                                                      21,341,687
                                                                                  --------------
          Total Commercial Paper (cost--$31,815,390)                                  31,814,014
                                                                                  --------------

10 Fixed Income SHares Annual Report  | 10.31.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

Principal
   Amount
    (000)                                                                                            Value*
===========================================================================================================
 U.S. GOVERNMENT AGENCY SECURITIES (A) -- 7.0%
$ 15,700    Fannie Mae, 1.06%-1.09%, 11/5/03-3/10/04                                          $ 15,664,276
  10,600    Freddie Mac, 1.07%-1.10%, 12/1/03-2/26/04                                           10,572,251
                                                                                              ------------
            Total U.S. Government Agency Securities (cost--$26,238,323)                         26,236,527
                                                                                              ------------
 CORPORATE NOTES -- 2.6%
            FINANCIAL SERVICES -- 0.1%
     200    Bear Stearns Co., Inc., 1.42%, 11/17/03, FRN, Ser. B (a)                                200,063
                                                                                               ------------
            FINANCING -- 0.1%
     500    Redwood Capital II Ltd., 4.16%, 1/1/04 (b) (e)                                          499,915
              (acquired 3/21/03; cost--$500,000)                                               ------------

            HOTELS/GAMING -- 0.5%
   1,901    International Game Technology, 7.875%, 5/15/04 (a)                                    1,959,233
                                                                                               ------------
            MULTI-MEDIA -- 0.1%
     100    Cox Communications, Inc., 6.69%, 9/20/04 (a)                                            103,911
     300    Turner Broadcasting System, Inc., 7.40%, 2/1/04 (a)                                     304,104
                                                                                               ------------
                                                                                                    408,015
                                                                                               ------------
            OIL & GAS -- 0.4%
   1,275    El Paso Natural Gas Co., 6.75%, 11/15/03 (a)                                          1,275,000
                                                                                               ------------
            UTILITIES -- 1.2%
     500    Cleveland Electric Illuminating Co., 7.67%, 7/1/04, Ser. B (a)                          518,564
   1,450    Niagara Mohawk Power Corp., 5.375%, 10/1/04 (a)                                       1,496,890
   2,500    Pinnacle One Partners LP, 8.83%, 8/15/04 (a) (e)
              (acquired 11/16/02; cost--$2,383,416)                                               2,603,125
                                                                                               ------------
                                                                                                  4,618,579
                                                                                               ------------
            WASTE DISPOSAL -- 0.2%
     700    Allied Waste NA,7.375%, 1/1/04, Ser. B (a)                                              705,250
                                                                                               ------------
            Total Corporate Notes (cost--$9,369,393)                                              9,666,055
                                                                                               ------------
 U.S. TREASURY BILLS (A) -- 0.4%
   1,625      1.01%, 12/4/03-12/18/03 (cost--$1,623,200)                                          1,623,200
                                                                                               ------------
 REPURCHASE AGREEMENT (A) -- 0.2%
     789    Agreement with State Street Bank & Trust Co., dated October 31, 2003,
              0.80% due 11/3/03, proceeds: $789,053; collateralized by Fannie Mae
              1.72% due 3/24/05, valued at $806,379; (cost--$789,000)                               789,000
                                                                                               ------------
            Total Short-Term Investments (cost--$69,835,306)                                     70,128,796
                                                                                               ------------
            Total Investments before options written (cost--$410,149,987+) -- 113.0%            422,832,063
                                                                                               ------------


                               10.31.03  |  Fixed Income SHares Annual Report 11

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
October 31, 2003
--------------------------------------------------------------------------------

Contracts                                                                           Value*
==========================================================================================
 CALL OPTIONS WRITTEN (D) -- (0.0)%
        55    Eurodollar Futures, Chicago Mercantile Exchange,
                Strike price $99, expires 12/15/03                          $        (688)
 1,600,000    Swap Option 3 Month LIBOR,
                Strike rate @ 5.13%, expires 11/10/03                             (52,374)
        69    U.S Treasury Notes 10 yr Futures, Chicago Board of Trade,
                Strike price $114, expires 11/22/03.                              (19,406)
                                                                            -------------
              Total Call Options Written (premiums received--$118,906)            (72,468)
                                                                            -------------
 PUT OPTIONS WRITTEN (D) -- (0.0)%
(1,600,000)   Swap Option 3 Month LIBOR,
                Strike rate @ 6.13%, expires 11/10/03                                 (16)
(3,000,000)   Swap Option 3 Month LIBOR,
                Strike rate @ 6.30%, expires 1/2/04.                                  (75)
       (69)   U.S Treasury Notes 10 yr Futures, Chicago Board of Trade
                Strike price $108, expires 11/21/03.                               (5,391)
                                                                            -------------
              Total Put Options Written (premiums received--$220,740)              (5,482)
                                                                            -------------
              Total Options Written (premiums received--$339,646)                 (77,950)
                                                                            -------------


TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost--$409,810,341)       113.0%   422,754,113
Liabilities in excess of other assets                                (13.0)   (48,656,809)
                                                                     -----   ------------
NET ASSETS                                                           100.0%  $374,097,304
                                                                     -----   ------------


--------------------------------------------------------------------------------
+ The cost of securities for federal income tax purposes is $410,242,335. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $15,691,735; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,102,007; net unrealized appreciation for federal income tax purposes is $12,589,728.
--------------------------------------------------------------------------------
































12 Fixed Income SHares Annual Report  | 10.31.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2003
--------------------------------------------------------------------------------

   Principal
      Amount
       (000)                                                                                   Value*
======================================================================================================
 U.S. GOVERNMENT AGENCY SECURITIES -- 170.3%
               FANNIE MAE -- 125.1%
 $  26,140       1.79%-7.88%, 5/1/03-5/25/03, FRN (a)                                     $ 26,772,667
   363,100       5.00%-6.50%, 6/30/18-6/30/33 (f)                                          369,843,953
    61,409       6.25%-7.50%, 2/25/09-1/1/33 (a)                                            63,477,159
     1,125       6.50%, 7/18/27, PO (a)                                                      1,173,288
                                                                                          ------------
                                                                                           461,267,067
                                                                                          ------------
               FREDDIE MAC -- 8.7%
    12,452       1.57%-6.04%, 11/1/03-11/15/03, FRN (a)                                     12,694,616
    18,750       5.00%-7.50%, 7/1/08-8/15/33 (a)                                            19,362,950
                                                                                          ------------
                                                                                            32,057,566
                                                                                          ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 36.5%
    19,116       4.375%-5.75%, 11/1/03-8/1/04, FRN (a)                                      19,452,180
    75,700       5.50%-6.00%, 11/30/33 (f)                                                  77,374,528
    35,882       6.50%-7.50%, 5/15/29-11/15/32 (a)                                          37,553,954
                                                                                          ------------
                                                                                           134,380,662
                                                                                          ------------
               Total U.S. Government Agency Securities (cost-$626,026,450)                 627,705,295
                                                                                          ------------
 MORTGAGE-RELATED SECURITIES -- 29.3%
     3,000     American Southwest Financial Securities Corp., 8.00%, 1/18/09 (a)             3,294,750
     9,120     Bank of America Mortgage Securities, Inc., 4.74%, 8/25/32, FRN (a) (h)        9,175,350
       214     Bear Stearns Adjustable Rate Mortgage Trust., 6.76%, 11/1/03, FRN (a)           214,540
       183     Bear Stearns Mortgage Securities, Inc., 6.74%, 11/1/03, FRN (a)                 195,416
    12,231     Carey Commercial Mortgage Trust, 5.97%, 9/20/19 (b) (e)
                 (acquired 8/27/02-7/25/03; cost-$12,613,028)                               12,613,611
     2,872     Cendant Mortgage Corp., 6.00%, 12/25/33 (a) (b) (e) (h)
                 (acquired 10/24/03; cost-$2,837,933)                                        2,809,767
               Citicorp Mortgage Securities, Inc.,
       463       1.52%, 11/25/03, FRN (a)                                                      463,547
       320       5.75%, 6/25/09 (a)                                                            324,397
               Commercial Capital Access One, Inc.,
       943       6.30%, 11/15/28 (a) (e) (acquired 1/24/02; cost-$970,262)                   1,003,277
     3,505       7.50%, 11/1/03, FRN (a) (e) (acquired 5/9/03; cost-$3,779,126)              3,678,300
               Countrywide Home Loans,
        31       1.62%, 11/25/03, FRN (a)                                                       30,709
       350       6.75%, 12/25/30 (a)                                                           354,989
               CS First Boston Mortgage Securities Corp.,
       554       1.52%-1.67%, 11/25/03, FRN (a)                                                564,205
       543       2.00%, 11/25/03, FRN (b) (e) (h)                                              538,140
     3,000       2.42%, 11/15/03, FRN (a) (e)
                 (acquired 8/5/03; cost-$3,059,298)                                          2,990,252
     5,000       2.87%, 11/15/03, FRN (a) (e)
                 (acquired 8/21/03; cost-$4,988,319)                                         4,969,311
     8,788       6.00%-6.75%, 6/25/31-1/25/33 (a)                                            8,848,634
       162     First Nationwide Trust, 8.00%, 10/25/30 (a)                                     162,335
     3,000     GS Mortgage Securities Corp. II, 6.62%, 5/3/18 (a) (e)
                  (acquired 1/17/02; cost-$3,061,345)                                        3,336,851

                               10.31.03  |  Fixed Income SHares Annual Report 13

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2003
--------------------------------------------------------------------------------

 Principal
    Amount
     (000)                                                                                  Value*
==================================================================================================
MORTGAGE-RELATED SECURITIES (CONCLUDED)
 $    607    Headlands Mortgage Securities Inc., 6.65%, 2/25/29 (a)                   $   623,737
   38,462    Hilton Hotel Pool Trust, 0.89%, 11/1/03, FRN, IO (b) (e)
               (acquired 2/12/02-2/13/02; cost-$1,328,195)                              1,516,267
      685    Impac Secured Assets Owner Trust, 7.37%, 4/25/32 (a)                         698,535
    2,000    J.P. Morgan Chase Commercial Mortgage Sec. Corp. 6.47%, 11/15/35 (a)       2,219,566
    1,000    Mellon Residential Funding Corp., 1.61%, 11/1/03, FRN (a)                    989,765
             Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
  154,565      1.26%, 11/1/03, IO (a) (b) (h)                                           4,369,350
    1,762      1.50%-1.52%, 11/15/03, FRN (a)                                           1,763,135
    2,527    Morgan Stanley Dean Witter Capital 4.60%, 3/25/33 (a)                      2,568,142
    3,570    Mortgage Capital Funding, Inc. 7.29%, 2/20/27 (a)                          3,814,333
    1,856    Norwest Asset Securities Corp., 6.25%, 1/25/29 (a)                         1,855,412
        4    PNC Mortgage Securities Corp., 7.50%, 2/25/31 (a)                              4,343
    1,684    Residential Asset Securitization Trust, 5.50%, 7/25/33 (a)                 1,722,044
      167    Residential Funding Mortgage Securities I, 7.00%, 5/25/11 (a)                168,867
    8,641    Structured Asset Mortgage Investments, Inc., 5.93%, 10/25/32 (a) (h)       8,762,498
      190    Structured Asset Securities Corp., 2.64%, 11/1/03, FRN (a)                   189,871
             Washington Mutual Mortgage Securities Corp.,
      379      5.57%, 6/25/32 (a)                                                         383,428
    1,370      5.18%, 11/1/03, FRN (a)                                                  1,387,565
   15,779      5.18%, 11/1/03, FRN (a) (h)                                             16,028,532
      846    Wells Fargo Mortgage Backed Securities Trust,
               4.81%-5.98%, 11/1/03, FRN (a)                                              851,443
    2,523    Vendee Mortgage Trust,
               6.50%, 9/15/24 (a)                                                       2,615,835
                                                                                      -----------
             Total Mortgage-Related Securities (cost-$108,240,719)                    108,101,049
                                                                                      -----------
 ASSET-BACKED SECURITIES -- 18.2%
    8,046    Aegis Asset Backed Securities Trust, 4.00%, 11/25/33, IO (b) (h)             539,605
    1,111    Amortizing Residential Collateral Trust, 1.39%, 11/25/03, FRN (a)          1,111,081
    5,000    Asset Backed Securities Corp., Home Equity, 1.82%, 11/15/03, FRN (a)       5,005,970
      546    Bayview Financial Acquisition Trust, 1.50%, 11/25/03, FRN (a) (e)
               (acquired 2/12/02-2/13/02; cost-$545,792)                                  545,365
    6,104    Bear Stearns Asset Backed Securities, Inc. 1.71%, 11/25/03, FRN (a)        6,144,060
      808    Capital Asset Research Funding LP, 6.40%, 12/15/04 (b) (e)
               (acquired 5/20/03; cost-$821,788)                                          817,288
      800    Community Program Loan Trust, 4.50%, 4/1/29 (a)                              684,017
    2,000    Conseco Finance Home Equity Loan, 2.62%, 11/15/03, FRN (a) (h)             2,039,509
      821    Conseco Finance Home Loan Trust, 8.88%, 6/15/24 (a)                          836,752
    2,000    Conseco Finance Securitization Co., 2.47%, 11/15/03, FRN (a)               1,999,213
      256    EMC Mortgage Loan Trust, 1.49%, 11/25/03, FRN (b) (e)
                (acquired 6/28/01; cost-$256,478)                                         256,555
      401    First Investor Auto Owner Trust, 3.46%, 12/15/08 (a) (e) (h)
               (acquired 1/17/02; cost-$395,974)                                          403,633
      105    First Plus Home Loan Trust, 7.32%, 11/10/23 (a)                              104,819
      425    Fremont Home Loan Owner Trust, 1.51%, 12/25/29, FRN (a)                      426,161

14 Fixed Income SHares Annual Report  |  10.31.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2003
--------------------------------------------------------------------------------

Principal
   Amount
    (000)                                                                                       Value*
=======================================================================================================
ASSET-BACKED SECURITIES (CONCLUDED)
$ 3,885    Green Tree Financial Corp., 7.06%-7.55%, 6/15/27-2/1/31 (a)                   $   3,779,937
  7,784    Home Equity Mortgage Trust, 1.54%, 11/25/03, FRN (a)                              7,799,067
    672    Household Mortgage Loan Trust, 1.42%, 11/20/03, FRN (a)                             673,072
  4,815    Irwin Home Equity Trust 1.64%, 11/25/03, FRN (a) (h)                              4,742,833
  6,471    Merrill Lynch Mortgage Investor, Inc., 1.48%-2.12%, 11/25/03, FRN (a)             6,481,068
  4,891    Morgan Stanley ABS Capital I, Inc., 1.46%, 11/25/03, FRN (a)                      4,892,282
    275    Nissan Auto Receivables Owner Trust, 4.28%, 10/16/06 (a)                            283,891
  1,251    Regions Auto Receivables Trust, 1.94%, 5/16/05 (a)                                1,252,766
    750    Residential Asset Mortgage Products, Inc., 6.58%, 1/25/32 (a)                       761,918
 10,000    Residential Asset Securities Corp., 8.19%, 2/25/31 (a)                           10,776,295
     36    Residential Funding Mortgage Securities I, 7.18%, 12/25/22 (a)                       36,082
  4,313    Salomon Brothers Mortgage Securities VII,
             1.70%-2.27%, 11/15/03-11/25/03, FRN (a)                                         4,344,379
    167    Sequoia Mortgage Trust, 2.40%, 11/25/03, FRN (a)                                    168,306
                                                                                         -------------
           Total Asset-Backed Securities (cost-$67,033,808)                                 66,905,924
                                                                                         -------------
SHORT-TERM INVESTMENTS -- 2.3%
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES (A) -- 2.2%
  5,000    Fannie Mae 1.06%-1.07%, 1/29/04-3/31/04                                           4,980,164
  3,200    Freddie Mac 1.07%-1.075%, 1/29/03-2/19/04                                         3,189,868
                                                                                         -------------
           Total U.S. Government Agency Discount Notes (cost-$8,171,393)                     8,170,032
                                                                                         -------------
 MORTGAGE-RELATED SECURITIES (B) (H) -- 0.0%
  2,467    CS First Boston Mortgage Securities Corp.,
             7.00%, 8/25/04, IO (cost-$101,600)                                                 57,433
                                                                                         -------------
 ASSET-BACKED SECURITIES (B) (E) (H) -- 0.0%
  2,000    NPF X II, Inc., 2.76%, 11/1/03, FRN
             (acquired 8/3/01; cost-$2,000,000)                                                 38,130
                                                                                         -------------
 REPURCHASE AGREEMENT (A) -- 0.1%
    256    Agreement with State Street Bank & Trust Co., dated October 31, 2003,
             0.80% due 11/3/03, proceeds: $256,017; collateralized by Freddie Mac
             2.375% due 2/15/06, valued at $261,223; (cost-$256,000)                            256,000
                                                                                          -------------
           Total Short-Term Investments (cost-$10,528,993)                                    8,521,595
                                                                                          -------------



                               10.31.03  |  Fixed Income SHares Annual Report 15

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
October 31, 2003
--------------------------------------------------------------------------------

 Contracts
  (000)                                                                                         Value*
======================================================================================================
 PUT OPTIONS PURCHASED (D) 0.0%
 25,000     Federal National Mortgage Association, Over-the-Counter, 6.50%, 1/32,
              Strike price @ $82.15625, expires 2/12/04                                  $      1,625
134,000     Federal National Mortgage Association, Over-the-Counter, 6.50%, 1/32,
              Strike price @ $86.625, expires 1/7/04                                            3,886
 16,000     Federal National Mortgage Association, Over-the-Counter, 6.50%, 1/32,
              Strike price @ $86.75, expires 1/13/04                                              512
            Total Put Options Purchased (premiums paid-$20,506)                                 6,023
                                                                                         ------------
            Total Investments before options written (cost-$811,850,476+) -- 210.2%       811,239,886
                                                                                         ------------
 PUT OPTIONS WRITTEN (D) -- (0.0)%
(3,000)     Swap Option 3 Month LIBOR,
              Strike rate @ 6.30% expires 1/2/04 (premium received-$109,500)                      (75)
                                                                                         ------------


TOTAL INVESTMENTS, NET OF PUT OPTIONS WRITTEN (cost-$811,740,976)           220.1%        811,239,811
                                                                                          -----------
Liabilities in excess of other assets                                      (120.1)       (442,627,747)
                                                                           ------        ------------
NET ASSETS                                                                  100.0%     $  368,612,064
                                                                           ------      --------------

----------------
+ The cost of securities for federal income tax purposes is $811,958,456. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,312,184; Aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,030,754; net unrealized depreciation for federal income tax purposes is $718,570.
--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS:

* Long-term debt securities are valued by an independent price service authorized by the Board of Trustees.

(a) All or partial amount segregated as collateral for future contracts, when-issued or delayed-delivery securities.

(b)  Security deemed illiquid.

(c)  Security in default.

(d)  Non-income producing security.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are Private Placements and are restricted as to resale and do not have a readily available market. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $35,544,161 or 9.5% of net assets and $35,516,747 or 9.64% of net assets for Series C and Series M, respectively.

(f) When-issued or delayed-delivery security. To be delivered/settled after October 31, 2003.

(g)  Inflationary Bonds-Principal amount of security is adjusted for inflation.

(h)  Fair-valued security.

--------------------------------------------------------------------------------
GLOSSARY:

CMO    --   Collateralized Mortgage Obligation

FRN    --   Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2003.

IO     --   Interest only

LIBOR  --   London Interbank Offered Rate

PO     --   Principal only

VRN    --   Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2003.

16 Fixed Income SHares Annual Report  | 10.31.03  |  SEE ACCOMPANYING NOTES TO
   FINANCIAL STATEMENTS

FIXED INCOME SHARES STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003
--------------------------------------------------------------------------------

                                                                               ------------------------------
                                                                                 SERIES C          SERIES M
ASSETS:
Investments, at value (cost--$410,149,987 and $811,850,476,
  respectively)                                                                $422,832,063      $811,239,886
--------------------------------------------------------------------------     ------------------------------
Cash (including foreign currency on Series C of $164,951 with a cost of
  $166,671)                                                                         807,061         9,899,766
--------------------------------------------------------------------------     ------------------------------
Interest receivable                                                               4,855,875         1,802,323
--------------------------------------------------------------------------     ------------------------------
Receivable for shares of beneficial interest sold                                 2,343,180         2,351,031
--------------------------------------------------------------------------     ------------------------------
Receivable for investments sold                                                   1,568,578        95,135,840
--------------------------------------------------------------------------     ------------------------------
Unrealized appreciation on swaps                                                    590,108                --
--------------------------------------------------------------------------     ------------------------------
Receivable for variation margin on futures contracts                                 98,556                --
--------------------------------------------------------------------------     ------------------------------
Swap premiums paid                                                                   36,111                --
--------------------------------------------------------------------------     ------------------------------
  Total Assets                                                                  433,131,532       920,428,846
--------------------------------------------------------------------------     ------------------------------
LIABILITIES:
Payable for investments purchased                                                56,766,589       513,889,666
--------------------------------------------------------------------------     ------------------------------
Payable for short sales                                                                  --        36,359,390
--------------------------------------------------------------------------     ------------------------------
Dividends payable                                                                 1,767,973         1,352,762
--------------------------------------------------------------------------     ------------------------------
Payable for shares of beneficial interest redeemed                                  218,995           214,889
--------------------------------------------------------------------------     ------------------------------
Unrealized depreciation on swaps                                                    160,721                --
--------------------------------------------------------------------------     ------------------------------
Options written, at value (premiums received--$339,646 and $109,500,
  respectively)                                                                      77,950                75
--------------------------------------------------------------------------     ------------------------------
Swap premiums received                                                               33,002                --
--------------------------------------------------------------------------     ------------------------------
Unrealized depreciation on forward foreign currency contracts                         8,998                --
--------------------------------------------------------------------------     ------------------------------
  Total Liabilities                                                              59,034,228       551,816,782
--------------------------------------------------------------------------     ------------------------------
NET ASSETS                                                                     $374,097,304      $368,612,064
--------------------------------------------------------------------------     ------------------------------
NET ASSETS CONSIST OF:
Beneficial interest shares of $0.001 par value (unlimited number
  authorized)                                                                        32,198            32,103
--------------------------------------------------------------------------     ------------------------------
Paid-in-capital in excess of par                                                353,950,575       362,280,838
--------------------------------------------------------------------------     ------------------------------
Undistributed net investment income                                                 544,502                --
--------------------------------------------------------------------------     ------------------------------
Accumulated net realized gain                                                     5,544,735         6,819,834
--------------------------------------------------------------------------     ------------------------------
Net unrealized appreciation (depreciation) of investments, futures contracts, options written, swaps and other assets and liabilities
  denominated in foreign currency                                                14,025,294          (520,711)
--------------------------------------------------------------------------     ------------------------------
NET ASSETS                                                                     $374,097,304      $368,612,064
--------------------------------------------------------------------------     ------------------------------
Shares Outstanding                                                               32,197,739        32,102,676
--------------------------------------------------------------------------     ------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                       $11.62            $11.48
--------------------------------------------------------------------------     ------------------------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  | 10.31.03 | Fixed Income
                                                     SHares Annual Report  17

FIXED INCOME SHARES STATEMENTS OF OPERATIONS
For the year ended October 31, 2003
--------------------------------------------------------------------------------

                                                                       ---------------------------
                                                                        SERIES C        SERIES M
INVESTMENT INCOME:
Interest                                                               $17,915,468     $12,712,575
-------------------------------------------------------------------    ---------------------------
Dividends                                                                    1,148              --
-------------------------------------------------------------------    ---------------------------
  Total Investment Income                                               17,916,616      12,712,575
-------------------------------------------------------------------    ---------------------------
Expenses                                                                        --              --
-------------------------------------------------------------------    ---------------------------
  Net Investment Income                                                 17,916,616      12,712,575
-------------------------------------------------------------------    ---------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                              7,591,539       6,895,356
-------------------------------------------------------------------    ---------------------------
Futures contracts                                                       (1,909,786)        (91,289)
-------------------------------------------------------------------    ---------------------------
Options written                                                            212,514              --
-------------------------------------------------------------------    ---------------------------
Swaps                                                                     (169,125)             --
-------------------------------------------------------------------    ---------------------------
Foreign currency transactions                                               63,643              --
-------------------------------------------------------------------    ---------------------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
transactions                                                            19,286,409      (2,296,012)
-------------------------------------------------------------------    ---------------------------
Net realized and unrealized gain                                        25,075,194       4,508,055
-------------------------------------------------------------------    ---------------------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT
OPERATIONS                                                             $42,991,810     $17,220,630
-------------------------------------------------------------------    ---------------------------



























18 Fixed Income SHares Annual Report  | 10.31.03  | SEE ACCOMPANYING NOTES TO
   FINANCIAL STATEMENTS

FIXED INCOME SHARES STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           ------------------------------
                                                                                      SERIES C
                                                                              Year ended       Year ended
                                                                             October 31,      October 31,
                                                                                    2003             2002
                                                                           -------------    --------------
INVESTMENT OPERATIONS:
Net investment income                                                      $ 17,916,616      $  8,138,016
-----------------------------------------------------------------------    ------------------------------
Net realized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                     5,788,785         1,204,333
-----------------------------------------------------------------------    ------------------------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                               19,286,409        (7,005,468)
-----------------------------------------------------------------------    ------------------------------
Net increase in net assets resulting from investment operations              42,991,810         2,336,881
-----------------------------------------------------------------------    ------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (17,916,616)       (8,155,965)
-----------------------------------------------------------------------    ------------------------------
Net realized gains                                                             (988,226)       (1,276,599)
-----------------------------------------------------------------------    ------------------------------
Total dividends and distributions to shareholders                           (18,904,842)       (9,432,564)
-----------------------------------------------------------------------    ------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                        228,757,401       180,138,755
-----------------------------------------------------------------------    ------------------------------
Cost of shares redeemed                                                     (84,627,908)      (18,702,832)
-----------------------------------------------------------------------    ------------------------------
Net increase in net assets from capital share transactions                  144,129,493       161,435,923
-----------------------------------------------------------------------    ------------------------------
TOTAL INCREASE IN NET ASSETS                                                168,216,461       154,340,240
-----------------------------------------------------------------------    ------------------------------
NET ASSETS:
Beginning of year                                                           205,880,843        51,540,603
-----------------------------------------------------------------------    ------------------------------
End of year (including undistributed net investment income of $544,502
  and $278,962, respectively)                                              $374,097,304      $205,880,843
-----------------------------------------------------------------------    ------------------------------
SHARES ISSUED AND REDEEMED:
Issued                                                                       20,015,740        16,798,178
-----------------------------------------------------------------------    ------------------------------
Redeemed                                                                     (7,407,399)       (1,750,993)
-----------------------------------------------------------------------    ------------------------------
NET INCREASE                                                                 12,608,341        15,047,185
-----------------------------------------------------------------------    ------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  | 10.31.03 | Fixed Income SHares
                                                                Annual Report 19

FIXED INCOME SHARES STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      -----------------------------
                                                                                SERIES M
                                                                         Year ended      Year ended
                                                                        October 31,     October 31,
                                                                               2003            2002
                                                                      -------------   -------------
INVESTMENT OPERATIONS:
Net investment income                                                 $ 12,712,575      $  5,650,490
------------------------------------------------------------------    ------------------------------
Net realized gain on investments and futures contracts                   6,804,067         9,622,879
------------------------------------------------------------------    ------------------------------
Net change in unrealized appreciation/depreciation of investments
  and options written                                                   (2,296,012)          587,121
------------------------------------------------------------------    ------------------------------
Net increase in net assets resulting from investment operations         17,220,630        15,860,490
------------------------------------------------------------------    ------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                  (12,712,575)       (5,650,490)
------------------------------------------------------------------    ------------------------------
Net realized gains                                                      (9,607,094)       (2,266,109)
------------------------------------------------------------------    ------------------------------
Total dividends and distributions to shareholders                      (22,319,669)       (7,916,599)
------------------------------------------------------------------    ------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                   231,926,326       179,970,399
------------------------------------------------------------------    ------------------------------
Cost of shares redeemed                                                (74,018,447)      (23,685,457)
------------------------------------------------------------------    ------------------------------
Net increase in net assets from capital share transactions             157,907,879       156,284,942
------------------------------------------------------------------    ------------------------------
Total increase in net assets                                           152,808,840       164,228,833
------------------------------------------------------------------    ------------------------------
NET ASSETS:
Beginning of year                                                      215,803,224        51,574,391
------------------------------------------------------------------    ------------------------------
End of year                                                           $368,612,064      $215,803,224
------------------------------------------------------------------    ------------------------------
SHARES ISSUED AND REDEEMED:
Issued                                                                  20,174,077        15,986,615
------------------------------------------------------------------    ------------------------------
Redeemed                                                                (6,441,644)       (2,088,295)
------------------------------------------------------------------    ------------------------------
NET INCREASE                                                            13,732,433        13,898,320
------------------------------------------------------------------    ------------------------------


20 Fixed Income SHares Annual Report  | 10.31.03 | SEE ACCOMPANYING NOTES TO
   FINANCIAL STATEMENTS

FIXED INCOME SHARES FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                              Year ended
                                            -----------------------------------------------    For the Period
                                                                                              March 17, 2000*
                                            October 31,     October 31,     October 31,               through
SERIES C:                                          2003            2002           2001       October 31, 2000
---------                                  ------------     -----------     -----------     -----------------
Net asset value, beginning of period         $10.51            $11.35           $10.12            $10.00
------------------------------------------- ----------       ----------      ----------          ------------
INVESTMENT OPERATIONS:
Net investment income                          0.71              0.73             0.75              0.45
------------------------------------------- ----------       ----------      ----------          ------------
Net realized and unrealized gain (loss) on
investments, futures contracts, options
written, swaps and foreign currency
transactions                                   1.16             (0.62)            1.31              0.12
------------------------------------------- ----------       ----------      ----------          ------------
Total from investment operations               1.87              0.11             2.06              0.57
------------------------------------------- ----------       ----------      ----------          ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                         (0.71)            (0.72)           (0.75)            (0.45)
------------------------------------------- ----------       ----------      ----------          ------------
Net realized gains                            (0.05)            (0.23)           (0.08)              --
------------------------------------------- ----------       ----------      ----------          ------------
Total dividends and distributions to
shareholders                                  (0.76)            (0.95)           (0.83)            (0.45)
------------------------------------------- ----------       ----------      ----------          ------------
Net asset value, end of period               $11.62            $10.51           $11.35            $10.12
------------------------------------------- ----------       ----------      ----------          ------------
TOTAL INVESTMENT RETURN (1)                   18.16%             1.06%           21.09%             5.79%
------------------------------------------- ----------       ----------      ----------          ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $374,097         $205,881          $51,541           $10,396
------------------------------------------- ----------       ----------      ----------          ------------
Ratio of expenses to average net assets        0.00%             0.00%            0.00%             0.00%(2)
------------------------------------------- ----------       ----------      ----------          ------------
Ratio of net investment income to average
net assets                                     6.11%             6.78%            6.53%             7.04%(2)
------------------------------------------- ----------       ----------      ----------          ------------
Portfolio Turnover                              297%              332%             605%              547%
------------------------------------------- ----------       ----------      ----------          ------------

-------------------------------------------------------------------------------------------------------------
SERIES M:
---------
Net asset value, beginning of period         $11.75            $11.53           $10.45            $10.00
------------------------------------------- ----------       ----------      ----------          ------------
INVESTMENT OPERATIONS:
Net investment income                          0.51              0.52             0.69              0.45
------------------------------------------- ----------       ----------      ----------          ------------
Net realized and unrealized gain on
investments, futures contracts and option
written                                        0.23              0.62             1.26              0.45
------------------------------------------- ----------       ----------      ----------          ------------
Total income from investment operations        0.74              1.14             1.95              0.90
------------------------------------------- ----------       ----------      ----------          ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                         (0.51)            (0.52)           (0.69)            (0.45)
------------------------------------------- ----------       ----------      ----------          ------------
Net realized gains                            (0.50)            (0.40)           (0.18)              --
------------------------------------------- ----------       ----------      ----------          ------------
Total dividends and distributions to
shareholders                                  (1.01)            (0.92)           (0.87)            (0.45)
------------------------------------------- ----------       ----------      ----------          ------------
Net asset value, end of period               $11.48            $11.75           $11.53            $10.45
------------------------------------------- ----------       ----------      ----------          ------------
TOTAL INVESTMENT RETURN (1)                    6.67%            10.65%           19.49%             9.16%
------------------------------------------- ----------       ----------      ----------          ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $368,612         $215,803          $51,574           $10,597
------------------------------------------- ----------       ----------      ----------          ------------
Ratio of expenses to average net assets        0.00%             0.00%            0.00%             0.00%(2)
------------------------------------------- ----------       ----------      ----------          ------------
Ratio of net investment income to average
net assets                                     4.43%             4.54%            5.65%             7.00%(2)
------------------------------------------- ----------       ----------      ----------          ------------
Portfolio Turnover                              750%              722%             870%              930%
------------------------------------------- ----------       ----------      ----------          ------------

*    Commencement of operations.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)  Annualized.


  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  |  10.31.03  | Fixed Income
                                                        SHares  Annual Report 21

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2003
--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Dresdner Asset Management of America L.P., ("ADAM") of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. PIMCO Advisors Fund Management LLC (the "Investment Manager") serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Portfolios:


(A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Trust's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold.


(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Paydown gains and losses on mortgage-and-asset- backed securities are recorded as adjustments to interest income.


(C) FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no


22 Fixed Income SHares Annual Report   | 10.31.03

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2003
--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.


(D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.


(E) FOREIGN CURRENCY TRANSLATION -- SERIES C

Accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.


(F) FUTURES CONTRACTS

The Portfolios invest in futures contracts for both hedging and investment purposes. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.


(G) OPTION TRANSACTIONS

For hedging purposes, the Portfolios may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, similar entities or over the counter. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are




                               10.31.03  |  Fixed Income SHares Annual Report 23

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2003
--------------------------------------------------------------------------------


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.


(H) FORWARD FOREIGN CURRENCY CONTRACTS -- SERIES C

Series C enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable foreign exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


(I) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal until maturity.


(J) WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.


(K) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has


24 Fixed Income SHares Annual Report  |  10.31.03

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2003
--------------------------------------------------------------------------------


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


(L) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.


(M) SWAP AGREEMENTS

A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. Swaps are marked to market daily based upon quotations from market makers and vendors and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transaction, including any fees. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.


(N) STRIPPED MORTGAGE-BACKED SECURITIES (SMBS)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.


(O) REVERSE REPURCHASE AGREEMENTS

Series M entered into reverse repurchase agreements in order to add leverage. In a reverse repurchase agreement, the Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Portfolio covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Portfolio's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended October 31, 2003 was $1,627,213 at a weighted average interest rate of 1.06%.


                               10.31.03  |  Fixed Income SHares Annual Report 25

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2003
--------------------------------------------------------------------------------


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)


(P) SHORT SALES

Series M entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.


(2) INVESTMENT ADVISER/SUB-ADVISER/ADMINISTRATOR & DISTRIBUTOR


(A) INVESTMENT ADVISER/SUB-ADVISER

The Investment Manager serves as the Investment Manager to the Portfolios pursuant to an Investment Management Agreement between the Investment Manager and the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolios or PIMCO. Typically, participants in these programs pay a "wrap fee" to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.


(B) ADMINISTRATOR

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The Administrator's responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.


(C) DISTRIBUTOR

PIMCO Advisors Distributors LLC, ("the Distributor"), an affiliate of the Investment Manager, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios pays the Distributor.


(3) INVESTMENTS IN SECURITIES


(a) Purchases and sales of securities (excluding short-term investments) for the year ended October 31, 2003, were:


                     U.S. Government Agency                       All Other
              -------------------------------------   ---------------------------------
                      Purchases               Sales         Purchases             Sales
              -----------------   -----------------   ---------------   ---------------
Series C:        $  737,219,599      $  717,199,629      $282,743,409      $197,637,409
Series M:        $4,976,067,256      $4,589,082,106      $197,739,816      $ 51,190,106



26 Fixed Income SHares Annual Report   |  10.31.03

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2003
--------------------------------------------------------------------------------


(3) INVESTMENTS IN SECURITIES (CONTINUED)

(b)  Futures contracts outstanding at October 31, 2003 were as follows:


Series C:
---------

                                                                                   Unrealized
                                                        # of     Expiration      Appreciation
Type                                               Contracts           Date    (Depreciation)
----------------------------------------------   --------------------------------------------
Long:  Financial Future Euro-Bund 10 Year EUX             60       12/31/03         $  65,250
       U.S. Treasury 10 Year Note                        283       12/19/03           659,399
       U.S. Treasury 10 Year Note                         30        3/22/04             9,140
Short: U.S. Treasury 5 Year Note                         (45)      12/19/03           (41,405)
       U.S. Treasury 20 Year Bond                         (7)      12/19/03           (29,531)
                                                                                    ---------
                                                                                    $ 662,853
                                                                                    =========

Series M: There were no futures contracts outstanding at October 31, 2003.
---------


(c)  Transactions in options written for the year ended October 31, 2003 were:

Series C:
---------                                                 Contracts      Premiums
                                                           --------       --------
Options outstanding, October 31, 2002                     6,200,422      $ 519,365
Options written                                                 419        241,835
Options expired                                                (499)      (227,285)
Options terminated in closing purchase transactions            (149)      (194,269)
                                                          ---------      ---------
Options outstanding, October 31, 2003                     6,200,193      $ 339,646
                                                          =========      =========
Series M:
---------
Options outstanding, October 31, 2002                     3,000,000      $ 109,500
Options written                                                  --             --
                                                          ---------      ---------
Options outstanding, October 31, 2003                     3,000,000      $ 109,500
                                                          =========      =========

(d) Transactions in forward foreign currency contracts outstanding at October 31, 2003 were:


Series C:
---------

                                     U.S.$ Value on          U.S.$ Value      Unrealized
                                   Origination Date     October 31, 2003    Appreciation
 ---------------------------------------------------------------------------------------
Sold: Euro, settling 11/5/03          $698,867             $707,862            $8,995
Purchased: GBP, settling
  12/11/03                              10,157               10,154                 3
                                                                               ------
                                                                               $8,998
                                                                               ======

Series M: There were no forward foreign currency contracts for the year ended October 31, 2003.


----------------
GBP  -- Great Britain Pounds


                               10.31.03  |  Fixed Income SHares Annual Report 27

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
October 31, 2003
--------------------------------------------------------------------------------


(3) INVESTMENTS IN SECURITIES (CONCLUDED)

(e) Series C: Interest rate swap agreements outstanding at October 31, 2003 were:


                                                                      Rate Type
                                                         -----------------------------------
                              Notional                           Payment             Payment        Unrealized
                                Amount     Termination           made by         received by      Appreciation
Swap Counterparty                (000)            Date     the Portfolio       the Portfolio    (Depreciation)
---------------------   --------------   -------------   ---------------   -----------------   ---------------
Goldman Sachs & Co.        US$   1,000        12/17/13             4.00%       6 Month LIBOR       $   74,290
Goldman Sachs & Co.       Euro  13,500         3/15/16     6 Month LIBOR               6.50%          515,818
Goldman Sachs & Co         GBP   8,000         3/15/16             5.50%       6 Month LIBOR         (160,721)
                                                                                                   ----------
                                                                                                   $  429,387
                                                                                                   ==========

----------------
GBP    -- Great Britain Pounds
LIBOR  -- London Interbank Offered Rate


Series M: There were no interest rate swap agreements outstanding at October 31, 2003


(f) Short sales outstanding at October 31, 2003 were:


Series C: There were no short sales outstanding at October 31, 2003


Series M:
---------


                                                  Coupon
Type                                                 (%)     Maturity             Par        Proceeds           Value
---------------------------------------------------------------------------------------------------------------------
Governmental National Mortgage Association          5.00     11/30/33     $ 5,000,000     $ 4,900,781     $ 4,943,750
Government National Mortgage Association            6.50     12/15/33      30,000,000      31,439,063      31,415,640
                                                                                                          -----------
                                                                                                          $36,359,390
                                                                                                          ===========


(4) INCOME TAX INFORMATION


Series C:
---------

The tax character of dividends and distributions paid for the periods were:

                                       Year Ended             Year Ended
                                 October 31, 2003       October 31, 2002
                               ------------------      -----------------
Ordinary Income                      $18,867,217              $9,428,389
Long-Term Capital Gains              $    37,625              $    4,175

At October 31, 2003, the tax basis of distributable earnings of $6,886,986 was composed entirely of ordinary income.


Series M:
---------

The tax character of dividends and distributions paid for the periods were:

                                       Year Ended             Year Ended
                                 October 31, 2003       October 31, 2002
                               ------------------      -----------------
Ordinary Income                       $22,062,464             $7,909,825
Long-Term Capital Gains               $   257,205             $    6,774

At October 31, 2003, the tax basis of distributable earnings of $6,927,817 was composed entirely of ordinary income.

28 Fixed Income SHares Annual Report  |  10.31.03

FIXED INCOME SHARES REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of Fixed Income SHares

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fixed Income
SHares: Series C and Fixed Income SHares: Series M (each a portfolio of Fixed Income SHares, hereafter referred to as the "Funds") at October 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Kansas City, MO
December 24, 2003

                               10.31.03  |  Fixed Income SHares Annual Report 29

FIXED INCOME SHARES TAX INFORMATION / BOARD OF TRUSTEES
--------------------------------------------------------------------------------


TAX INFORMATION (UNAUDITED)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Trust to advise shareholders within 60 days of the Trust's fiscal year-end (October 31, 2003) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, during the tax year ended October 31, 2003, per share dividends and distributions were:

                               Ordinary          Long-Term
                                 Income        Capital Gains
                          -------------       --------------
       SERIES C               $ 0.70859            $ 0.04836
       SERIES M               $ 0.51112            $ 0.50172

Since the Trust's tax year is not the calendar year, another notification will be sent with respect to calendar year 2003. In January 2004, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of dividends and distributions received during calendar year 2003. The amount that will be reported, will be the amount to be used on your 2003 federal income tax return and may differ from the amount which must be reported in connection with the Trust's tax year ended October 31, 2003. Shareholders are advised to consult with their tax advisors as to the federal, state and local tax status of the income received by the Trust.



--------------------------------------------------------------------------------
BOARD OF TRUSTEES

Name, Age and
Address                                                Principal Occupation(s) During Past 5 Years
------------------------------------------------------ --------------------------------------------------------------------------
PAUL BELICA,                                           Director/Trustee of fifteen open and closed-end management investment
1345 Avenue of the Americas                            compnies affiliated with Allianz Dresdner Asset Management of America
New York, NY 10105                                     L.P.; Manager, Stratigos Fund, L.L.C., Whistler Fund, L.L.C., Xanthus
Age: 82                                                Fund, L.L.C. and Wynstone Fund, L.L.C.; Director, Student Loan Finance
Trustee since: 2000                                    Corp., Education Loans, Inc., Goal Funding, Inc. and Surety Loan Funding,
Term of Office: Perpetual                              Inc. Formerly, Advisor, Salomon Smith Barney Inc.; Director, Central
Director/Trustee of 16 funds in Fund Complex           European Value Fund, Inc., Deck House, Inc.
Director/Trustee of 2 funds outside of
Fund Complex

ROBERT E. CONNOR,                                      Director/Trustee of seventeen open and closed-end management investment
1345 Avenue of the Americas                            companies affiliated with Allianz Dresdner Asset Management of America
New York, NY 10105                                     L.P.; Corporate Affairs Consultant. Formerly, Senior Vice President,
Age: 69                                                Corporate Office, Smith Barney Inc.
Trustee since: 2000
Term of Office: Perpetual
Director/Trustee of 18 funds in Fund Complex
Director/Trustee of no funds outside of Fund Complex
















30 Fixed Income SHares Annual Report  |  10.31.03

FIXED INCOME SHARES PRIVACY POLICY
--------------------------------------------------------------------------------


OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.


OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.


RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.


SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.


SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.


IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.


                              10.31.03   |  Fixed Income SHares Annual Report 31

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway, Chairman
Paul Belica, Trustee
Robert E. Connor, Trustee
Brian S. Shlissel, President & Chief Executive Officer
Newton B. Schott, Jr., Secretary
Lawrence G. Altadonna, Treasurer


INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660


ADMINISTRATOR
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


DISTRIBUTOR
PIMCO Advisors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902


CUSTODIAN & ACCOUNTING AGENT
State Street Corp.
801 Pennsylvania Avenue
Kansas City, MO 64105


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income SHares Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

P I M C O
A D V I S O R S

1345 Avenue of the Americas
New York, NY 10105-4800



























                                                                         #529347

ITEM 2. CODE OF ETHICS As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, by calling 1-203-352-4900.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to this registrant
ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Exhibit 99.a - Code of Ethics

(b) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(c) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fixed Income SHares
              -------------------


By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer


Date January 9, 2004


By /s/ Lawrence G. Altadonna
----------------------------
Treasurer


Date January 9, 2004
--------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer


Date January 9, 2004
--------------------


By /s/ Lawrence G. Altadonna
----------------------------
Treasurer


Date January 9, 2004
--------------------